PROVISIONS AND OTHER LIABILITIES - Schedule of Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ (308)	$ (81)	$ (89)
Increase (decrease) in other provisions	239	297	4
Interest and discounting			(2)
Utilized during the year/payments	127		14
Business combination	(29)
Transfer to other liabilities	30	70
Ending balance	(419)	(308)	(81)
Provisions
Current provisions	(407)	(303)	(5)
Non-current provisions	(12)	(5)	(76)
Provisions	(419)	(308)	(81)
Multi-district antitrust class and state claims
Reconciliation of changes in other provisions [abstract]
Beginning balance	(290)	0	0
Increase (decrease) in other provisions	228	290	0
Interest and discounting			0
Utilized during the year/payments	103		0
Business combination	0
Transfer to other liabilities	30	0
Ending balance	(385)	(290)	0
Provisions
Current provisions	(385)	(290)	0
Non-current provisions	0	0	0
Provisions	(385)	(290)	0
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Beginning balance	0	0	0
Increase (decrease) in other provisions	(1)	0	0
Interest and discounting			0
Utilized during the year/payments	0		0
Business combination	(29)
Transfer to other liabilities	0	0
Ending balance	(28)	0	0
Provisions
Current provisions	(18)	0	0
Non-current provisions	(10)	0	0
Provisions	(28)	0	0
False Claims Act allegations
Reconciliation of changes in other provisions [abstract]
Beginning balance	(5)	(5)	(32)
Increase (decrease) in other provisions	(1)	0	(18)
Interest and discounting			0
Utilized during the year/payments	0		9
Business combination	0
Transfer to other liabilities	0	0
Ending balance	(4)	(5)	(5)
Provisions
Current provisions	(4)	(5)	(5)
Non-current provisions	0	0	0
Provisions	(4)	(5)	(5)
Intellectual property-related matters
Reconciliation of changes in other provisions [abstract]
Beginning balance	(3)	(73)	(47)
Increase (decrease) in other provisions	12	0	24
Interest and discounting			(2)
Utilized during the year/payments	15		0
Business combination	0
Transfer to other liabilities	0	70
Ending balance	0	(3)	(73)
Provisions
Current provisions	0	0	0
Non-current provisions	0	(3)	(73)
Provisions	0	(3)	(73)
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Beginning balance	0	0	(6)
Increase (decrease) in other provisions	0	0	(1)
Interest and discounting			0
Utilized during the year/payments	0		5
Business combination	0
Transfer to other liabilities	0	0
Ending balance	0	0	0
Provisions
Current provisions	0	0	0
Non-current provisions	0	0	0
Provisions	0	0	0
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	(10)	(3)	(4)
Increase (decrease) in other provisions	1	7	(1)
Interest and discounting			0
Utilized during the year/payments	9		0
Business combination	0
Transfer to other liabilities	0	0
Ending balance	(2)	(10)	(3)
Provisions
Current provisions	0	(8)	0
Non-current provisions	(2)	(2)	(3)
Provisions	$ (2)	$ (10)	$ (3)